Capital Stock (Details)				1 Months Ended
	Oct. 01, 2019	Dec. 11, 2018	Jun. 06, 2018	Aug. 21, 2019	Nov. 24, 2017
Capital [Abstract]
Expected life of the options	5 years	5 years	5 years	5 years	5 years
Expected volatility	140.00%	265.00%	262.00%	140.00%	198.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate	1.37%	2.03%	2.16%	1.28%	1.63%